Contributed surplus (Schedule of Weighted Average Assumptions) (Details) - Years	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	2.02%	2.70%
Expected volatility	77.00%	98.00%
Expected life (years)	4.2	4.4
Forfeiture rate	5.00%	4.00%